CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Current Assets:
Cash	$ 126,416	$ 195,502
Accounts receivable, net	33,374,714	29,012,866
Inventories, net	4,030,745	2,655,233
Advances to suppliers, net	29,244,201	39,044,066
Prepaid expenses and other current assets	1,443,289	1,541,698
Total current assets	68,219,365	72,449,365
Biological assets, net	28,187,520	28,355,589
Property, plant and equipment, net	13,262,082	13,834,393
Land use right, net	6,617,882	6,653,666
Long-term deposits	1,108,126	1,096,628
Prepayment for property, plant and equipment	874,554	3,606,708
Right-of-use assets	149,277	195,813
Intangible assets, net	2,941	3,060
Total Assets	118,421,747	126,195,222
Current Liabilities:
Short-term loans	4,695,096	4,646,382
Long-term loans, current portion	565,535	548,245
Convertible notes	1,198,729	2,027,500
Accounts payable	5,915,780	12,565,401
Deferred revenue, current	220,212	80,866
Due to related parties	512,531	152,556
Taxes payable	82,948	83,190
Lease liabilities	0	31,602
Prepayment from customers	4,654	1,146,988
Accrued expenses and other current liabilities	2,298,511	1,160,540
Total current liabilities	15,493,996	22,443,270
Long-term loans, non-current portion	0	34,266
Deferred revenue, non-current	81,714	121,299
Deferred tax liabilities	25,547	34,153
Total liabilities	15,601,257	22,632,988
Shareholders' Equity:
Additional paid-in capital	8,865,199	8,865,199
Statutory reserves	527,634	526,217
Accumulated deficits	(6,168,669)	(3,211,885)
Accumulated other comprehensive loss	(7,662,265)	(8,771,028)
Total shareholders' equity	102,820,490	103,562,234
Total Liabilities and Shareholders' Equity	118,421,747	126,195,222
Class B Ordinary Share
Shareholders' Equity:
Class A ordinary share, no par value, unlimited number of shares authorized; 3,077,186 and 2,285,826 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively*	4,231,055	4,231,055
Class A Ordinary Share
Shareholders' Equity:
Class A ordinary share, no par value, unlimited number of shares authorized; 3,077,186 and 2,285,826 shares issued and outstanding as of March 31, 2024 and September 30, 2023, respectively*	$ 103,027,536	$ 101,922,676